Expense Example, No Redemption - Retail Class - Transamerica Multi-Asset Income	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	649	860	1,087	1,740	179	554	954	2,073	74	243	427	960